Law Offices

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
Telephone: (215) 564-8000
Facsimile: (215) 564-8120

February 9, 2007

Via EDGAR Transmission

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subject:	Franklin Templeton Variable Insurance Products Trust -- Definitive Proxy Solicitation Materials – 1940 Act File No. 811-05583

Ladies and Gentlemen:

     Enclosed for filing on behalf of Franklin Templeton Variable Insurance Products Trust (the “Registrant”) pursuant to Rule 14a-6(b) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), are a Schedule 14(a) Information cover page, a separate question and answer document, a Notice of Special Meeting of Shareholders, a definitive proxy statement and forms of proxy card and voting instructions to be used in connection with a special meeting of shareholders of each series of the Registrant (together, the “Funds”). The meeting of shareholders is scheduled to be held on March 21, 2007, along with shareholders of most other open-end Franklin, Templeton and Mutual Series funds. Definitive proxy solicitation materials will be released to shareholders beginning on or about February 13, 2007.

     Pursuant to the request of Ms. Allison White, Esq., on behalf of the U.S. Securities and Exchange Commission (the “Commission”), the Registrant is also filing this letter in connection with the preliminary proxy solicitation materials for the Registrant (which were filed with the Commission on January 25, 2007 pursuant to the requirements of Rule 14a-6(a) of the 1934 Act) to address certain of the Staff’s comments to the preliminary proxy solicitation materials and to make certain other non-material changes.

     In response to certain of the comments received from Ms. White of the Staff, we are providing the following responses supplementally with the definitive proxy solicitation materials on behalf of the Registrant as requested by Ms. White:

     (1) We have confirmed that Mr. Yun’s principal occupation is serving as President (principal executive officer) of Franklin Templeton Institutional, LLC.

     (2) With respect to the disclosure on page 34 of the definitive proxy statement regarding other U.S. registered investment companies managed by Franklin Templeton Institutional LLC and Franklin Advisers, Inc. using a global real estate investment mandate, we believe that such disclosure is responsive to Item 22(c)(10) of Schedule 14A under the 1934 Act.

     (3) Ms. White requested background information of the Registrant’s bundling the elimination of various outdated investment restrictions for each Fund in Proposal 4. After the passage of the National Securities Markets Improvement Act of 1996 (“NSMIA”), which pre-empted a patchwork of state blue sky statutes and regulations,1 many fund families sought to remove those restrictions, as well as certain other outdated restrictions, altogether from their registration statements. We are aware of, and in many cases, participated in the preparation of, proxy solicitation materials that since 1996 have sought in one vote from shareholders of a fund the elimination or reclassification as non-fundamental of such restrictions. We are also aware of some bundling of other votes effecting fundamental investment restrictions which were not limited to those described above. Since 1997, we are aware of proxy statements for at least 43 funds where this approach was used. With respect to Proposal 5, we noted for Ms. White that such changes to fundamental investment restrictions and policies, just as in Sub-Proposals 3a-3h, were not bundled because the nature of these proposed changes differed from the proposed elimination of old limitations that have since been pre-empted or are no longer required by regulators.

     The Registrant acknowledges that: (i) it is responsible for the adequacy of the disclosure in the proxy solicitation materials; (ii) Staff comments on the preliminary proxy solicitation materials, or changes to the preliminary proxy solicitation materials in response to Staff comments thereto, all as reflected in the definitive proxy solicitation materials, do not foreclose the Commission from taking any action with respect to the proxy solicitation materials; and (iii) the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

     In addition, the Registrant acknowledges that the Division of Enforcement has access to all information that the Registrant has provided to the Staff of the Division of Investment Management in its review of the proxy solicitation materials.

     If you have any questions or comments regarding this filing, please call the undersigned at (215) 564-8037 or, in my absence, to Bruce G. Leto at (215) 564-8115.

Sincerely yours,

/s/ Kristin H. Ives
Kristin H. Ives, Esq.
Stradley, Ronon, Stevens & Young, L	LP
____________________

1	E.g., requiring restrictions on investments in oil and gas programs and unseasoned issuers.

cc:	Mary Cole, Esq.
Steven J. Gray, Esq.
John Grzeskiewicz, Esq.
Bruce G. Leto, Esq.
Robert C. Rosselot, Esq.
Karen L. Skidmore, Esq.
Allison White, Esq.